Financial instruments and financial risk factors - Assets measured at fair value (Details) - Recurring fair value measurement - USD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1.5	$ 4.1
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	1.5	4.1
Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets	1.5	4.1
Level 2 | Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1.5	$ 4.1